Schedule of amortization expense (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Twelve months ending December 31, 2026	$ 138,221
Twelve months ending December 31, 2027	6,127
Twelve months ending December 31, 2028	6,127
Twelve months ending December 31, 2029	10,959
Total intangible assets, net	$ 161,434	$ 337,295